Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
Shares Value
COMMON STOCKS — 85.1%
ARGENTINA — 0 .4%
24,149 MercadoLibre, Inc. (a) ........... $ 37,882,536
AUSTRALIA — 1 .6%
225,150 Adairs Ltd. ................... 685,689
1,066,907 Adbri Ltd. .................... 2,771,642
831,674 Aeris Resources Ltd. (a) ........... 134,271
39,222 ALS Ltd. ..................... 366,696
463,465 Ansell Ltd. ................... 13,349,466
4,124,795 Aurelia Metals Ltd. ............. 1,119,983
400,494 Austal Ltd. ................... 634,829
105,471 Ava Risk Group Ltd. ............ 34,443
140,436 Base Resources Ltd. ............. 29,372
22,687 Bell Financial Group Ltd. ........ 29,136
746,989 BlueScope Steel Ltd. ............ 13,260,423
102,465 Calix Ltd. (a) .................. 209,039
1 Castile Resources Ltd. (a) ......... 0
613,174 Champion Iron Ltd. (a) .......... 3,419,831
20,531 Clinuvel Pharmaceuticals Ltd. ..... 419,758
8,850 Codan Ltd. ................... 109,499
1,832,840 CSR Ltd. .................... 7,491,815
223,462 Data#3 Ltd. .................. 765,822
7,796 Eclipx Group Ltd. (a) ............ 13,502
14,106 Enero Group Ltd. .............. 32,297
926,872 Estia Health Ltd. (a) ............. 1,605,237
8,358 Euroz Ltd. .................... 10,182
420,822 Hansen Technologies Ltd. ........ 1,914,685
441,646 Harvey Norman Holdings Ltd. .... 1,837,658
1,730,427 Iluka Resources Ltd. ............ 12,609,847
397,331 Imdex Ltd. ................... 612,321
71,119 IVE Group Ltd. ................ 78,286
81,163 Johns Lyng Group Ltd. .......... 339,500
364,347 MACA Ltd. .................. 239,302
1,033,952 Macmahon Holdings Ltd. ........ 166,928
23,600 Mastermyne Group Ltd. ......... 15,847
749,872 Mayne Pharma Group Ltd. (a) ..... 176,094
13,349 McMillan Shakespeare Ltd. ....... 123,921
107,242 Medusa Mining Ltd. ............ 64,927
536,056 Mineral Resources Ltd. .......... 24,787,170
2,265,708 Mount Gibson Iron Ltd. ......... 1,429,913
202,795 Navigator Global Investments Ltd. .. 262,669
1,164,482 New Hope Corp. Ltd. ........... 1,704,837
3,007,421 Nickel Mines Ltd. .............. 2,427,695
964,902 Nufarm Ltd. (a) ................ 3,051,882
17,007 Objective Corp. Ltd. ............ 210,672
4,455,590 Orora Ltd. ................... 11,771,045
1,017,255 OZ Minerals Ltd. .............. 17,304,162
69,317 Pact Group Holdings Ltd. ........ 188,213
70,752 People Infrastructure Ltd. ........ 223,262
9,386 ReadyTech Holdings Ltd. (a) ...... 16,049
43,545 Regis Healthcare Ltd. ............ 66,467
845,706 Sandfire Resources Ltd. .......... 4,294,700
271,079 SEEK Ltd. ................... 5,822,720
Shares Value
AUSTRALIA (continued)
1,286,987 Seven West Media Ltd. (a) ........ $ 443,894
37,539 SG Fleet Group Ltd. ............ 81,267
86,005 Shaver Shop Group Ltd. ......... 64,377
1,434,341 Sigma Healthcare Ltd. ........... 663,132
2,425,338 South32 Ltd. .................. 5,286,108
58,562 Southern Cross Electrical Engineering
Ltd. ..................... 21,918
108,341 Syrah Resources Ltd. (a) .......... 111,706
384,152 Telix Pharmaceuticals Ltd. (a) ...... 1,587,153
79,339 Virtus Health Ltd. .............. 405,814
1,971,297 Whitehaven Coal Ltd. (a) ......... 3,211,533
970 Zimplats Holdings Ltd. .......... 17,426
150,128,032
AUSTRIA — 0 .1%
50,721 ANDRITZ AG ................ 2,796,599
511 Fabasoft AG .................. 25,156
52,946 Oesterreichische Post AG ......... 2,794,920
7,161 Palfinger AG .................. 310,058
8,903 POLYTEC Holding AG ......... 106,457
5,225 Porr Ag (a) .................... 102,021
590 Rosenbauer International AG ...... 34,084
9,174 Schoeller-Bleckmann Oilfield
Equipment AG (a) .......... 334,642
14,845 Semperit AG Holding ........... 546,787
28,029 Zumtobel Group AG ............ 297,250
7,347,974
BELGIUM — 0 .2%
2,917 Ackermans & van Haaren NV ..... 502,780
50,145 Bekaert SA ................... 2,380,570
352,312 bpost SA (a) ................... 3,955,709
2,315 Cie d'Entreprises CFE ........... 236,445
140,660 Econocom Group SA ............ 611,534
18,393 EVS Broadcast Equipment SA ..... 382,264
140,385 Galapagos NV (a) ............... 8,528,089
6,030 Ion Beam Applications ........... 114,449
438 Leasinvest Real Estate SCA REIT ... 35,435
51,574 Melexis NV ................... 5,747,829
22,495,104
BERMUDA — 0 .4%
425,000 Argo Group International Holdings
Ltd. ..................... 22,155,250
382,255 James River Group Holdings Ltd. ... 13,906,437
36,061,687
BRAZIL — 0 .4%
291,657 Afya Ltd. - Class A (a) ............ 6,708,111
1,665,988 Cia Energetica de Minas Gerais - ADR 3,731,813
221,685 Embraer SA - ADR (a) ........... 3,170,095
353,400 Notre Dame Intermedica Participacoes
SA ...................... 5,427,632
2,264,200 Petrobras Distribuidora SA ........ 12,337,733

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
BRAZIL (continued)
1,480,900 Rumo SA (a) .................. $ 5,851,663
37,227,047
CANADA — 2 .6%
40,500 Absolute Software Corp. ......... 555,430
16,700 AcuityAds Holdings, Inc. (a) ....... 136,266
277,446 Advantage Energy Ltd. (a) ......... 1,042,980
2,300 Algoma Central Corp. ........... 28,630
303,700 Altus Group Ltd. ............... 14,294,056
22,180 Bird Construction, Inc. .......... 151,825
26,300 Black Diamond Group Ltd. (a) ..... 85,376
10,453 Boardwalk Real Estate Investment
Trust REIT ............... 382,729
10,000 Bridgemarq Real Estate Services .... 134,258
6,500 BRP, Inc. ..................... 544,602
726,575 CAE, Inc. (a) .................. 22,171,137
313,824 Canfor Corp. (a) ............... 6,059,651
9,200 Canfor Pulp Products, Inc. (a) ...... 49,923
830,300 Capstone Mining Corp. (a) ........ 3,720,244
233,898 Celestica, Inc. (a) ............... 2,067,886
146,766 CES Energy Solutions Corp. (a) .... 190,575
700 Cogeco, Inc. .................. 52,175
148,300 Descartes Systems Group, Inc. (The) (a) 10,756,386
1,837,720 Dollarama, Inc. ................ 86,538,995
156,092 Doman Building Materials Group Ltd. 863,285
37,647 Dorel Industries, Inc. - Class B (a) ... 427,587
14,531 Dream Impact Trust - Units ....... 77,454
41,042 Ensign Energy Services, Inc. (a) ..... 59,543
71,013 ERO Copper Corp. (a) ........... 1,429,253
44,648 Essa Pharma, Inc. (a) ............ 998,776
19,400 Evertz Technologies Ltd. ......... 221,741
30,283 Exco Technologies Ltd. .......... 249,526
54,507 Finning International, Inc. ........ 1,409,423
11,200 Firm Capital Property Trust REIT .. 64,905
101,400 H&R Real Estate Investment Trust
REIT ................... 1,367,876
52,462 Hardwoods Distribution, Inc. ..... 1,482,695
21,239 High Liner Foods, Inc. ........... 223,353
1,173,774 IAMGOLD Corp. (a) ............ 3,216,141
282,329 Interfor Corp. ................. 5,790,958
246,413 Intertape Polymer Group, Inc. ..... 5,484,842
85,700 Kinaxis, Inc. (a) ................ 11,118,469
100 Lassonde Industries, Inc. - Class A .. 13,832
17,318 Leon's Furniture Ltd. ............ 321,902
93,087 Linamar Corp. ................ 5,507,921
96,972 Medical Facilities Corp. .......... 641,246
1,700 Morguard Corp. ............... 187,932
72,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 1,034,936
449,992 Mullen Group Ltd. ............. 4,887,297
200 Neo Performance Materials, Inc. ... 3,001
Shares Value
CANADA (continued)
16,232 Nexus Real Estate Investment Trust
REIT - Units .............. $ 143,767
196,120 NuVista Energy Ltd. (a) .......... 550,192
106 Pason Systems, Inc. ............. 675
184,653 Peyto Exploration & Development
Corp. ................... 1,070,088
24,952 Precision Drilling Corp. (a) ........ 830,000
261,500 Real Matters, Inc. (a) ............ 2,676,623
77 Richards Packaging Income Fund -
Units .................... 4,012
2,236 Richelieu Hardware Ltd. ......... 77,980
475,000 Ritchie Bros Auctioneers, Inc. ..... 28,371,750
42,436 Russel Metals, Inc. .............. 1,197,297
49,225 ShawCor Ltd. (a) ............... 195,306
282,834 Stelco Holdings, Inc. ............ 9,340,142
32,000 Stella-Jones, Inc. ............... 1,161,141
4,448 TECSYS, Inc. ................. 186,391
39,100 Tidewater Midstream and
Infrastructure Ltd. .......... 44,190
44,177 Wajax Corp. .................. 788,217
22,170 West Fraser Timber Co. Ltd. ...... 1,590,248
512,884 Western Forest Products, Inc. ...... 793,416
245,068,453
CHINA — 3 .2%
4,754,716 3SBio, Inc. (a) (b) ............... 3,958,618
13,276,000 Agricultural Bank of China Ltd. - H
Shares ................... 4,424,678
66,600 Alibaba Group Holding Ltd. - ADR (a) 12,999,654
11,452,000 Aluminum Corp. of China Ltd. - H
Shares (a) ................. 6,985,128
2,818,500 Bank of Changsha Co. Ltd. - A Shares 3,418,028
3,062,400 Bank of Chengdu Co. Ltd. - A Shares 5,120,698
10,480,770 Bank of China Ltd. - H Shares ..... 3,641,428
5,896,000 Bank of Communications Co. Ltd. - H
Shares ................... 3,414,167
290,195 Baozun, Inc. - ADR (a) ........... 7,173,620
2,400,400 Beibuwan Port Co. Ltd. - A Shares .. 2,851,585
4,297,800 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 4,154,969
1,655,200 BeijingHualian Hypermarket Co. Ltd.
- A Shares (a) (c) ............ 876,081
8,249,000 Beiqi Foton Motor Co. Ltd. - A
Shares (a) ................. 4,740,148
1,751,000 Better Life Commercial Chain Share
Co. Ltd. (a) ............... 1,809,273
6,487,044 China Construction Bank Corp. - H
Shares ................... 4,524,398
6,820,000 China Galaxy Securities Co. Ltd. - H
Shares ................... 3,563,076
4,603,800 China Minsheng Banking Corp. Ltd. -
H Shares ................. 1,872,053
5,998,000 China Railway Group Ltd. - H Shares 2,778,585

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
CHINA (continued)
2,603,300 China Railway Tielong Container
Logistics Co. Ltd. - A Shares (a) . $ 1,852,352
4,075,813 Chongqing Changan Automobile Co.
Ltd. - A Shares ............. 11,600,418
772,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 3,142,242
5,092,800 CSG Holding Co. Ltd. - A Shares .. 7,641,347
4,043,700 Daqin Railway Co. Ltd. - A Shares .. 3,677,882
3,501,600 Dongfang Electric Corp. Ltd. - H
Shares ................... 2,960,374
2,474,205 FAW Jiefang Group Co. Ltd. ...... 4,217,536
1,194,480 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 5,136,476
3,757,000 Greentown China Holdings Ltd. ... 4,138,373
3,325,700 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 3,755,325
3,258,400 Guangzhou R&F Properties Co. Ltd. -
H Shares ................. 2,855,395
61,371 I-Mab - ADR (a) ............... 4,791,848
9,504,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 5,283,295
3,394,600 IRICO Display Devices Co. Ltd. - A
Shares (a) ................. 4,395,528
2,368,938 Jiangxi Copper Co. Ltd. - H Shares . 4,968,851
2,895,483 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 4,269,474
7,489,000 Kingdee International Software Group
Co. Ltd. (a) ............... 23,321,362
2,293,400 MLS Co. Ltd. - A Shares ......... 5,746,936
429,518 OneConnect Financial Technology Co.
Ltd. - ADR (a) ............. 3,406,078
5,511,600 ORG Technology Co. Ltd. - A Shares 4,407,677
9,445,715 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 2,929,318
9,838,200 Rizhao Port Co. Ltd. - A Shares (a) .. 3,840,007
2,440,400 Shandong Haihua Co. Ltd. - A
Shares (a) ................. 3,643,798
12,066,000 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 9,555,971
1,437,405 Shanghai Kehua Bio-Engineering Co
Ltd. - A Shares ............. 3,077,208
1,698,000 Shenzhen Laibao Hi-tech Co. Ltd. .. 2,594,993
5,233,500 Sino-Ocean Group Holding Ltd. ... 1,090,993
1,856,367 Tongkun Group Co. Ltd. - A Shares . 7,442,869
15,813,400 Tongling Nonferrous Metals Group
Co. Ltd. - A Shares ......... 9,001,495
1,544,000 Triangle Tyre Co. - A Shares ....... 3,271,521
3,635,300 Wuxi Taiji Industry Co. Ltd. - A
Shares ................... 5,252,048
2,378,400 Xiamen King Long Motor Group Co.
Ltd. - A Shares (a) ........... 2,718,678
1,799,374 Xuji Electric Co. Ltd. - A Shares .... 3,963,446
Shares Value
CHINA (continued)
2,429,800 Yunnan Aluminium Co. Ltd. - A
Shares (a) ................. $ 5,340,798
2,740,300 Yunnan Copper Co. Ltd. - A Shares . 5,760,486
284,646 Zai Lab Ltd. - ADR (a) ........... 41,162,658
5,720,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 4,917,540
305,438,783
COSTA RICA — 0 .0%
46,529 Establishment Labs Holdings, Inc. (a) 3,689,284
DENMARK — 1 .5%
34,526 ALK-Abello A/S (a) ............. 17,023,504
361,535 Ambu A/S - Class B ............. 13,375,238
117,855 Bang & Olufsen A/S (a) .......... 657,402
1,452 Brodrene A&O Johansen A/S -
Preference Shares ........... 219,965
43,099 Carlsberg AS - Class B ........... 7,968,951
30,074 Columbus A/S ................. 51,314
133,040 D/S Norden A/S ............... 3,799,627
72,005 Dfds A/S (a) ................... 3,977,441
59,508 DSV PANALPINA A/S .......... 14,499,797
90,696 Genmab A/S (a) ................ 41,001,939
202,784 GN Store Nord AS ............. 17,772,299
50,770 H Lundbeck A/S ............... 1,532,168
14,555 H+H International A/S - Class B (a) . 490,892
63,666 Jyske Bank A/S (a) .............. 3,092,436
188,145 Matas A/S .................... 3,354,267
11,541 Napatech A/S (a) ............... 25,421
22,271 Nilfisk Holding A/S (a) ........... 783,090
4,279 North Media A/S ............... 75,058
3,687 Schouw & Co. A/S ............. 394,511
40,315 SimCorp A/S .................. 5,603,341
67,873 Spar Nord Bank A/S ............ 816,078
247,934 Vestas Wind Systems A/S ......... 9,140,861
145,655,600
FINLAND — 0 .7%
9,143 Aktia Bank Oyj ................ 128,198
8,845 Altia Oyj ..................... 109,540
2,578 Aspo Oyj .................... 29,603
4,578 Atria Oyj ..................... 66,688
117,078 BasWare Oyj (a) ................ 5,395,635
21,018 Caverion Oyj ................. 182,382
1,816 Consti Oyj ................... 28,867
2,926 eQ Oyj ...................... 93,369
10,333 Fiskars Oyj Abp ................ 253,118
16,592 F-Secure Oyj .................. 81,386
18,466 Harvia Oyj ................... 1,344,985
25,806 Kamux Corp. ................. 532,655
54,145 Konecranes Oyj ................ 2,327,677
642 Marimekko Oyj ................ 52,701
2,324,619 Metso Outotec Oyj ............. 26,406,579
696 Olvi Oyj - A Shares ............. 43,676

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
FINLAND (continued)
3,662 Oma Saastopankki Oyj .......... $ 63,640
92,798 Oriola Oyj - Class B ............ 213,999
42,588 Orion Oyj - Class B ............. 1,813,163
12,025 Pihlajalinna Oyj ............... 168,323
1,114 Ponsse Oyj ................... 56,758
44,586 QT Group Oyj (a) .............. 6,040,054
68,941 Revenio Group Oyj ............. 5,593,838
14,093 Sievi Capital Oyj ............... 26,481
10,692 Solteq Oyj .................... 76,608
21,413 Suominen Oyj ................. 154,947
51,630 Tecnotree Oyj (a) ............... 70,923
3,578 Titanium Oyj ................. 62,393
139,902 Tokmanni Group Corp. .......... 4,039,436
72,779 Uponor Oyj .................. 2,322,387
107,199 Vaisala Oyj - A Shares ........... 4,978,503
135,461 Valmet Oyj ................... 5,645,061
16,907 Verkkokauppa.com Oyj .......... 171,278
2,653 Vincit Oyj .................... 32,573
117,090 YIT Oyj ..................... 709,769
69,317,193
FRANCE — 0 .7%
1,599 AKWEL ..................... 46,093
2,567 Altarea SCA REIT .............. 575,525
1,424 Aubay ....................... 82,096
1,888 Axway Software SA ............. 63,606
7,741 Beneteau SA (a) ................ 126,538
25,058 Biosynex ..................... 631,360
369 Boiron SA .................... 19,150
641 Cegedim SA (a) ................ 21,671
389,059 Cellectis SA (a) ................. 5,279,803
223,500 Derichebourg SA (a) ............. 2,360,955
3,886 Eurobio Scientific SA (a) .......... 78,827
151,134 Gaztransport Et Technigaz SA ..... 12,119,511
2,131 Groupe Guillin ................ 60,164
4,603 Groupe LDLC ................ 352,190
5,483 Guerbet ..................... 204,557
17,097 Guillemot Corp. ............... 262,440
3,358 Haulotte Group SA (a) ........... 23,940
658 Infotel SA .................... 39,028
3,913 Ipsen SA ..................... 418,226
397,591 Lectra ....................... 16,200,914
2,856 LNA Sante SA ................. 179,899
7,827 Manitou BF SA ................ 257,188
52,053 Mercialys SA REIT ............. 631,063
16,226 Mersen SA ................... 642,886
5,823 Metropole Television SA ......... 116,599
1,232 Neurones .................... 43,990
20,506 Nexans SA ................... 1,960,615
125,471 Nexity SA .................... 6,322,722
38,968 Quadient SA .................. 1,143,626
464,168 Rexel SA ..................... 9,790,011
416 Seche Environnement SA ......... 24,131
Shares Value
FRANCE (continued)
6,337 Societe BIC SA ................ $ 429,612
102 Societe pour l'Informatique
Industrielle ............... 4,211
1,386 Somfy SA .................... 264,707
155 Stef SA ...................... 18,019
900 Synergie SE ................... 39,502
208,902 Television Francaise 1 ........... 1,996,110
2,648 Thermador Groupe ............. 295,272
17,571 Trigano SA ................... 3,799,788
5,595 Virbac SA .................... 2,259,922
2,112 Wavestone .................... 105,225
69,291,692
GERMANY — 1 .7%
994 Adesso SE .................... 182,766
65,518 ADVA Optical Networking SE (a) ... 973,064
651,419 AIXTRON SE ................ 16,057,658
659,668 alstria office REIT-AG ........... 13,976,007
3,041 Amadeus Fire AG .............. 611,091
9,226 Atoss Software AG .............. 1,878,049
4,103 Baader Bank AG ............... 37,867
4,334 Basler AG .................... 567,589
8,017 Bauer AG (a) .................. 119,257
3,975 BayWa AG ................... 182,248
2,190 bet-at-home.com AG ............ 77,677
21,521 Carl Zeiss Meditec AG ........... 4,794,400
19,592 Cliq Digital AG ................ 589,160
12,354 Dermapharm Holding SE ........ 988,475
201,083 Deutsche EuroShop AG .......... 4,775,465
170,975 Deutz AG (a) .................. 1,450,157
18,591 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 1,709,152
19,837 Eckert & Ziegler Strahlen- und
Medizintechnik AG ......... 2,729,670
91 Einhell Germany AG - Preference
Shares ................... 16,570
1,752 Elmos Semiconductor AG ........ 78,976
95,473 ElringKlinger AG (a) ............ 1,559,519
184,973 EuroEyes International Eye Clinic Ltd. 295,151
28,145 Gerresheimer AG .............. 2,939,726
21,274 GFT Technologies SE ........... 711,663
462 GK Software SE (a) ............. 77,001
349,685 Hamburger Hafen und Logistik AG . 8,296,277
409,123 Heidelberger Druckmaschinen AG (a) 955,114
1,372 Hornbach Baumarkt AG ......... 55,336
9,700 Hornbach Holding AG & Co. KGaA 1,090,828
95,258 Jungheinrich AG - Preference Shares . 5,243,191
72,287 K+S AG (a) ................... 1,037,152
74,939 KION Group AG .............. 7,956,227
241,518 Kloeckner & Co. SE (a) .......... 3,670,074
5,714 Koenig & Bauer AG (a) .......... 195,552
43,662 Krones AG ................... 4,306,675

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
GERMANY (continued)
239 KSB SE & Co. KGaA - Preference
Shares ................... $ 100,080
2,341 Leifheit AG ................... 119,411
395,923 MorphoSys AG (a) .............. 22,060,102
10,759 New Work SE ................. 3,235,386
60,098 Norma Group SE .............. 3,178,164
191 Oekoworld AG - Preference Shares .. 21,570
99 Paul Hartmann AG ............. 42,983
1,128 Pfeiffer Vacuum Technology AG .... 230,419
94,642 Rheinmetall AG ............... 9,089,304
167,154 SAF-Holland SE (a) ............. 2,327,883
115,299 Salzgitter AG (a) ................ 4,483,433
90,925 Schaeffler AG - Preference Shares ... 792,230
486 Secunet Security Networks AG ..... 277,881
95,515 SGL Carbon SE (a) ............. 1,062,798
3,312 Steico SE ..................... 457,319
1,836 STO SE & Co. KGaA - Preference
Shares ................... 466,082
61,866 SUESS MicroTec SE (a) .......... 1,952,135
77,019 Symrise AG ................... 11,356,519
3,601 Technotrans SE ................ 122,811
8,488 VIB Vermoegen AG ............. 362,480
1,269 Villeroy & Boch AG - Preference
Shares ................... 31,010
14,337 Wacker Chemie AG ............. 2,112,302
78,520 Wacker Neuson SE ............. 2,365,867
3,668 Washtec AG .................. 250,627
40,655 Westwing Group AG (a) .......... 1,929,080
17,289 Wuestenrot & Wuerttembergische AG 378,187
158,990,847
GREECE — 0 .1%
4,107,680 Alpha Services and Holdings SA (a) .. 5,313,718
4,072,764 Eurobank Ergasias Services and
Holdings SA (a) ............ 3,840,897
1,284,524 National Bank of Greece SA (a) ..... 3,641,802
12,796,417
HONG KONG — 0 .6%
330,000 Analogue Holdings Ltd. .......... 84,080
821,100 ASM Pacific Technology Ltd. ...... 10,566,004
114,414 Build King Holdings Ltd. ........ 15,312
1,054,479 Champion REIT ............... 599,756
864,412 Chow Sang Sang Holdings
International Ltd. .......... 1,446,035
2,632,710 COSCO SHIPPING Ports Ltd. .... 1,876,841
141,699 Dah Sing Financial Holdings Ltd. .. 446,733
143,000 EC Healthcare ................. 221,921
2,900,000 Emperor Watch & Jewellery Ltd. ... 80,233
125,000 Far East Consortium International
Ltd. ..................... 49,542
100,000 FSE Lifestyle Services Ltd. ........ 78,367
1,130,000 Giordano International Ltd. ....... 219,569
Shares Value
HONG KONG (continued)
10,000 Great Eagle Holdings Ltd. ........ $ 31,334
117,500 G-Resources Group Ltd. (a) ....... 40,824
487,000 Guotai Junan International Holdings
Ltd. ..................... 73,321
420,385 HKR International Ltd. .......... 169,860
350,700 Hutchison Port Holdings Trust - Units 82,414
275,000 Hysan Development Co. Ltd. ..... 1,082,851
504,000 International Housewares Retail Co.
Ltd. ..................... 187,432
205,918 Jacobson Pharma Corp. Ltd. ...... 16,694
10,397 Jinhui Shipping & Transportation
Ltd. (a) ................... 10,497
1,067,937 Johnson Electric Holdings Ltd. .... 2,503,852
1,044,000 Kerry Properties Ltd. ............ 3,076,456
12,000 Lee & Man Chemical Co. Ltd. ..... 9,265
122,000 LH GROUP Ltd. .............. 14,757
278,374 Luk Fook Holdings International Ltd. 890,163
3,507,000 Nine Dragons Paper Holdings Ltd. .. 4,418,076
44,788 Oriental Watch Holdings ......... 23,918
1,548,000 Pacific Basin Shipping Ltd. ....... 689,226
536,208 PC Partner Group Ltd. .......... 332,579
1,639,274 Perfect Medical Health Management
Ltd. ..................... 1,695,986
5,997,000 Poly Property Group Co. Ltd. ..... 1,458,514
684,000 Prosperity REIT ............... 264,934
67,000 Redsun Services Group Ltd. ....... 34,918
1,802,000 SITC International Holdings Co. Ltd. 7,420,266
200,000 SOCAM Development Ltd. (a) ..... 35,516
2,826,000 Solomon Systech International Ltd. . 436,383
3,590,000 Sun Art Retail Group Ltd. ........ 2,231,291
117,198 Sun Hung Kai & Co. Ltd. ........ 60,325
1,156,177 Tai Hing Group Holdings Ltd. ..... 267,801
1,397 Tang Palace China Holdings Ltd. ... 147
382,500 Texhong Textile Group Ltd. ....... 558,161
1,118,564 Texwinca Holdings Ltd. .......... 251,892
1,464,000 Time Interconnect Technology Ltd. . 79,123
497,600 Tsit Wing International Holdings Ltd. 64,672
6,838,000 United Laboratories International
Holdings Ltd. (The) ......... 4,795,571
1,320,000 Value Partners Group Ltd. ........ 757,571
1,006,600 Valuetronics Holdings Ltd. ....... 442,029
2,289,496 Vincent Medical Holdings Ltd. .... 382,999
1,178,000 VSTECS Holdings Ltd. .......... 939,835
59,000 VTech Holdings Ltd. ............ 584,598
135,331 Wai Kee Holdings Ltd. .......... 71,051
4,919,487 Wang On Group Ltd. ........... 40,515
805,960 Yue Yuen Industrial Holdings Ltd. (a) 1,700,874
53,912,884
ICELAND — 0 .1%
1,097,582 Ossur HF (a) .................. 8,217,426
INDIA — 0 .7%
6,013,944 Bank of Baroda (a) .............. 6,489,548

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
INDIA (continued)
2,190,500 Bharat Heavy Electricals Ltd. (a) .... $ 1,748,514
118,412 IndiaMart InterMesh Ltd. (a) (b) .... 11,369,796
5,705,879 Indian Oil Corp. Ltd. ........... 7,909,177
400,191 Lupin Ltd. ................... 5,955,406
5,143,880 Steel Authority of India Ltd. ...... 9,819,098
2,952,481 TV18 Broadcast Ltd. (a) .......... 1,549,343
208,418 WNS Holdings Ltd. - ADR (a) ..... 17,161,138
62,002,020
INDONESIA — 0 .0%
22,129,300 Perusahaan Gas Negara Tbk PT (a) .. 1,491,863
IRELAND — 0 .2%
415,410 Alkermes Plc (a) ................ 10,746,657
52,828 COSMO Pharmaceuticals NV (a) ... 4,957,090
259,550 Grafton Group Plc - Units ........ 4,635,952
20,339,699
ISRAEL — 2 .4%
114,893 Compugen Ltd. (a) .............. 780,123
248,532 CyberArk Software Ltd. (a) ........ 35,299,000
4,247 Danel Adir Yeoshua Ltd. ......... 906,684
30,279 Delek Automotive Systems Ltd. .... 381,614
12,662 Delta Galil Industries Ltd. ........ 537,817
715 Duniec Brothers Ltd. ............ 33,466
16,885 Electra Consumer Products 1970 Ltd. 889,564
9,607 FIBI Holdings Ltd. (a) ........... 345,644
21,328 First International Bank of Israel Ltd.
(The) (a) .................. 677,614
10,947 Gav-Yam Lands Corp. Ltd. ....... 103,662
6,102,253 Isramco Negev 2 LP ............. 1,421,499
194,787 JFrog Ltd. (a) .................. 8,535,566
14,719 Kamada Ltd. (a) ................ 81,051
296,159 Kornit Digital Ltd. (a) ........... 39,140,373
1,117,512 Max Stock Ltd. ................ 4,580,676
7,233 Naphtha Israel Petroleum Corp.
Ltd. (a) ................... 33,318
1,016 Neto ME Holdings Ltd. .......... 44,223
383,157 Nice Ltd. - ADR (a) ............. 106,766,698
330 Norstar Holdings, Inc. ........... 2,551
60,948 Phoenix Holdings Ltd. (The) ...... 583,366
237,493 Plus500 Ltd. .................. 4,624,915
621,076 Radware Ltd. (a) ................ 20,017,280
51,873 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 3,374,754
6,549 Tadiran Group Ltd. ............. 771,090
229,932,548
ITALY — 0 .4%
19,726 Aeffe SpA (a) .................. 40,061
233,811 Arnoldo Mondadori Editore SpA (a) . 544,732
9,519 Avio SpA ..................... 133,922
160,731 Azimut Holding SpA ............ 4,141,290
79,306 Banca Generali SpA (a) ........... 3,293,627
Shares Value
ITALY (continued)
16,219 Banca IFIS SpA ................ $ 267,818
89,736 Banca Mediolanum SpA ......... 883,955
83,450 Biesse SpA (a) .................. 3,175,681
319,730 Cairo Communication SpA ....... 583,332
77,541 Credito Emiliano SpA ........... 497,628
30,279 Danieli & C Officine Meccaniche SpA 556,018
21,101 Datalogic SpA ................. 494,614
796,060 Davide Campari-Milano NV ...... 11,199,708
72,324 De' Longhi SpA ............... 3,200,129
36,254 Digital Bros SpA ............... 1,049,354
2,488 El.En. SpA ................... 142,847
24,978 Elica SpA (a) .................. 99,113
61,981 Esprinet SpA .................. 1,141,843
4,877 Fine Foods & Pharmaceuticals NTM 80,705
54,510 FNM SpA (a) .................. 39,121
7,494 Gefran SpA ................... 83,919
17,167 Gruppo MutuiOnline SpA ........ 1,013,127
120,672 Immobiliare Grande Distribuzione
SIIQ SpA REIT (a) .......... 581,177
2,681 Italian Wine Brands SpA ......... 131,030
46 Italmobiliare SpA ............... 1,757
14,869 La Doria SpA ................. 319,254
238,079 Mediaset SpA ................. 729,212
11,047 Prima Industrie SpA (a) .......... 292,230
148,724 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 117,675
2,056 Sabaf SpA .................... 62,193
30,211 Safilo Group SpA (a) ............. 52,825
9,080 Sanlorenzo SpA ................ 270,356
2,524 Sesa SpA (a) ................... 449,713
104,789 Sogefi SpA (a) .................. 170,051
29,814 Tinexta SpA .................. 1,300,793
37,140,810
JAPAN — 6 .0%
48,400 77 Bank Ltd. (The) ............. 512,655
4,500 A&A Material Corp. ............ 41,716
76,600 A&D Co. Ltd. ................ 687,064
4,900 Abist Co. Ltd. ................. 130,646
10,100 Advanced Media, Inc. (a) ......... 64,998
92,300 AEON Financial Service Co. Ltd. ... 1,131,612
4,100 Ai Holdings Corp. .............. 76,054
6,600 Aiphone Co. Ltd. .............. 118,578
15,600 Aisan Industry Co. Ltd. .......... 135,516
48,600 Akatsuki, Inc. ................. 1,446,415
4,945 All About, Inc. ................ 33,581
98,492 Altech Corp. .................. 1,818,024
9,116 Anabuki Kosan, Inc. ............ 167,604
42,200 Anest Iwata Corp. .............. 403,901
2,900 AOI Electronics Co. Ltd. ......... 60,773
6,300 Arata Corp. ................... 244,638
3,500 Arealink Co. Ltd. ............... 50,440
8,300 Argo Graphics, Inc. ............. 259,883

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
23,700 Artiza Networks, Inc. ............ $ 287,973
106,500 Asahi Co. Ltd. ................. 1,284,349
174,500 Asahi Diamond Industrial Co. Ltd. . 854,168
34,000 Asahi Net, Inc. ................ 211,367
2,000 ASAHI YUKIZAI CORP. ........ 24,411
3,500 Asante, Inc. ................... 55,225
50,000 Asia Pile Holdings Corp. ......... 218,769
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 67,891
45,100 Astena Holdings Co. Ltd. ........ 228,573
55,504 Ateam, Inc. ................... 741,706
61,096 Avant Corp. .................. 909,994
569,300 Azbil Corp. ................... 22,080,776
31,200 Bando Chemical Industries Ltd. .... 259,088
391,500 BASE, Inc. (a) ................. 4,068,274
2,000 BayCurrent Consulting, Inc. ...... 793,036
60,300 BML, Inc. .................... 2,074,951
258,300 Bunka Shutter Co. Ltd. .......... 2,768,887
1,700 Canare Electric Co. Ltd. ......... 26,638
415,900 Capcom Co. Ltd. .............. 11,392,184
194,800 Carenet, Inc. .................. 12,571,752
170,300 Chiba Kogyo Bank Ltd. (The) ..... 395,848
1,800 Chino Corp. .................. 24,907
914,680 CKD Corp. ................... 18,159,364
5,200 Cleanup Corp. ................ 25,643
7,500 CMK Corp. (a) ................ 28,713
95,000 COLOPL, Inc. ................ 689,303
204,700 Computer Engineering & Consulting
Ltd. ..................... 2,976,131
54,600 CONEXIO Corp. .............. 794,824
2,300 Copro-Holdings Co. Ltd. ........ 27,171
1,800 Core Corp. ................... 24,759
21,000 Cosel Co. Ltd. ................. 194,294
5,200 Cosmo Energy Holdings Co. Ltd. .. 120,301
3,000 Creek & River Co. Ltd. .......... 48,785
2,900 Creo Co. Ltd. ................. 31,193
49,700 Cresco Ltd. ................... 886,586
5,900 Cross Marketing Group, Inc. ...... 32,537
1,000 CTI Engineering Co. Ltd. ........ 21,239
12,900 Cybernet Systems Co. Ltd. ........ 79,490
2,700 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 11,937
16,400 Daihen Corp. ................. 731,015
2,300 Daiichi Jitsugyo Co. Ltd. ......... 97,489
3,700 Daiken Corp. ................. 74,671
61,200 Daiken Medical Co. Ltd. ......... 297,897
16,279 Daikoku Denki Co. Ltd. ......... 133,995
209,049 Daikokutenbussan Co. Ltd. ....... 12,024,057
18,400 Daito Pharmaceutical Co. Ltd. ..... 556,000
38,500 Daitron Co. Ltd. ............... 681,177
120,500 DCM Holdings Co. Ltd. ......... 1,184,075
5,900 Dear Life Co. Ltd. .............. 25,277
34,400 Dexerials Corp. ................ 788,624
Shares Value
JAPAN (continued)
2,400 Digital Hearts Holdings Co. Ltd. ... $ 33,078
38,300 Digital Holdings, Inc. ........... 740,829
116,205 Dip Corp. .................... 3,384,303
1,700 DMS, Inc. .................... 24,747
117,700 Doshisha Co. Ltd. .............. 1,846,422
73,900 Drecom Co. Ltd. (a) ............. 363,084
58,000 Duskin Co. Ltd. ............... 1,334,944
1,100 Ebara Jitsugyo Co. Ltd. .......... 28,537
113,500 EDION Corp. ................ 1,169,090
10,500 E-Guardian, Inc. ............... 265,024
11,900 Eiken Chemical Co. Ltd. ......... 246,992
6,200 Eizo Corp. ................... 260,253
4,600 Elematec Corp. ................ 47,759
159,850 en Japan, Inc. ................. 5,551,511
19,500 Enigmo, Inc. .................. 253,826
1,200 Enplas Corp. .................. 36,206
88,700 eSOL Co. Ltd. ................ 863,512
2,200 ESPEC Corp. ................. 45,963
22,400 Exedy Corp. .................. 337,516
6,800 Faith, Inc. .................... 43,699
8,500 FALCO HOLDINGS Co. Ltd. .... 133,266
341,500 FAN Communications, Inc. ....... 1,245,157
15,100 FCC Co. Ltd. ................. 215,410
110,200 Ferrotec Holdings Corp. ......... 2,900,026
2,300 FFRI Security, Inc. (a) ........... 36,249
31,600 Fields Corp. .................. 153,240
14,871 First Bank of Toyama Ltd. (The) .... 36,735
120,100 Foster Electric Co. Ltd. .......... 988,563
107,000 Freee KK (a) ................... 9,168,224
15,800 Fudo Tetra Corp. ............... 266,586
5,500 Fuji Corp. .................... 128,495
4,800 Fuji Corp. Ltd. ................ 28,046
23,400 Fuji Pharma Co. Ltd. ............ 239,962
40,500 Fuji Soft, Inc. ................. 2,037,829
348,000 Fujikura Ltd. (a) ................ 1,766,884
30,300 Fujisash Co. Ltd. ............... 21,267
743,600 Fujitec Co. Ltd. ................ 16,416,747
85,257 Fukui Computer Holdings, Inc. .... 3,128,020
12,600 Full Speed, Inc. ................ 45,137
128,600 FULLCAST Holdings Co. Ltd. .... 2,632,839
111,700 Furuno Electric Co. Ltd. ......... 1,096,585
83,783 Furyu Corp. .................. 1,077,597
69,100 Future Corp. .................. 1,155,183
26,300 Gakujo Co. Ltd. ............... 275,454
12,200 Gecoss Corp. .................. 97,862
7,000 GLOBERIDE, Inc. ............. 337,542
48,600 Glory Ltd. .................... 1,038,407
64,776 Goldcrest Co. Ltd. .............. 955,358
6,400 Grandy House Corp. ............ 25,319
505,300 Gree, Inc. .................... 2,777,411
17,400 GSI Creos Corp. ............... 154,166
353,580 GungHo Online Entertainment, Inc. 6,523,366
14,600 Gunosy, Inc. (a) ................ 93,425

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
23,200 Gunze Ltd. ................... $ 1,000,283
109,600 Gurunavi, Inc. (a) ............... 471,548
51,800 H.U. Group Holdings, Inc. ....... 1,341,922
19,900 Hagihara Industries, Inc. ......... 258,670
34,200 Hanwa Co. Ltd. ............... 1,003,819
29,100 Happinet Corp. ................ 384,622
119,900 Hennge KK (a) ................. 3,546,561
8,300 HI-LEX Corp. ................. 125,516
3,600 Himaraya Co. Ltd. ............. 36,130
1,100 Hinokiya Group Co. Ltd. ........ 24,606
16,000 Hioki EE Corp. ................ 1,108,427
2,200 Hisamitsu Pharmaceutical Co., Inc. . 95,757
26,400 Hito Communications Holdings, Inc. 504,152
32,800 Hochiki Corp. ................. 336,656
124,900 Hokuhoku Financial Group, Inc. ... 900,560
7,606 Honeys Holdings Co. Ltd. ........ 78,691
7,200 Hoosiers Holdings .............. 47,385
46,300 Hosiden Corp. ................ 422,463
22,100 Idec Corp. .................... 439,160
17,800 IDOM, Inc. .................. 162,091
34,000 IMAGICA GROUP, Inc. (a) ....... 137,295
44,600 Ines Corp. .................... 551,681
21,000 Infocom Corp. ................ 497,316
1,867,000 Infomart Corp. ................ 15,333,549
56,700 Intage Holdings, Inc. ............ 791,800
165,000 Internet Initiative Japan, Inc. ...... 5,226,517
39,300 I-O Data Device, Inc. ........... 360,025
2,000 I-PEX, Inc. ................... 44,866
17,300 ISB Corp. .................... 230,551
14,200 Iseki & Co. Ltd. (a) ............. 191,957
53,200 Itfor, Inc. .................... 354,974
71,800 Itoki Corp. ................... 237,577
2,500 Iwaki Co. Ltd. ................. 20,715
6,300 Iwasaki Electric Co. Ltd. ......... 118,012
83,600 JAC Recruitment Co. Ltd. ........ 1,332,052
20,100 Janome Sewing Machine Co. Ltd. .. 140,529
82,000 Japan Aviation Electronics Industry
Ltd. ..................... 1,297,589
1,200 Japan Living Warranty, Inc. ....... 27,795
13,300 Japan Petroleum Exploration Co. Ltd. 220,283
11,400 Japan Pulp & Paper Co. Ltd. ...... 381,888
24,200 Japan System Techniques Co. Ltd. .. 399,271
42,091 JBCC Holdings, Inc. ............ 558,246
199,300 Jeol Ltd. ..................... 12,880,334
28,500 Joshin Denki Co. Ltd. ........... 704,024
45,000 JP-Holdings, Inc. ............... 111,572
134,900 Juki Corp. .................... 989,877
58,400 JVCKenwood Corp. ............ 125,099
10,900 Kaga Electronics Co. Ltd. ........ 282,870
53,900 Kaken Pharmaceutical Co. Ltd. .... 2,375,521
122,800 Kanamoto Co. Ltd. ............. 2,854,382
5,800 Kanematsu Corp. .............. 79,832
2,100 Kanematsu Electronics Ltd. ....... 68,816
Shares Value
JAPAN (continued)
22,100 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... $ 887,384
10,500 Keihanshin Building Co. Ltd. ..... 134,857
111,900 Keiyo Co. Ltd. ................ 851,707
1,560 King Co. Ltd. ................. 6,442
1,100 Kintetsu World Express, Inc. ...... 26,682
45,300 Kissei Pharmaceutical Co. Ltd. ..... 927,018
641,400 Kitanotatsujin Corp. ............ 3,157,158
65,800 Kito Corp. ................... 1,014,845
33,700 Kitz Corp. .................... 242,678
71,300 KLab, Inc. (a) .................. 421,151
7,400 Koa Corp. .................... 113,187
205,500 Kobe Bussan Co. Ltd. ........... 6,902,762
294,000 Kojima Co. Ltd. ............... 1,841,101
1,600 Kokusai Co. Ltd. ............... 10,151
8,387 Komehyo Holdings Co. Ltd. ...... 97,245
96,000 Komeri Co. Ltd. ............... 2,319,821
41,500 Komori Corp. ................. 312,844
314,200 Konica Minolta, Inc. ............ 1,603,865
125,500 K's Holdings Corp. ............. 1,476,874
31,000 Kurabo Industries Ltd. ........... 547,915
3,900 Kuriyama Holdings Corp. ........ 28,689
8,600 KYB Corp. ................... 281,035
62,200 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 885,048
7,200 Kyokuto Securities Co. Ltd. ....... 52,045
9,000 Kyoritsu Printing Co. Ltd. (a) ...... 13,208
26,100 LIFULL Co. Ltd. .............. 78,986
4,600 Like Co. Ltd. .................. 86,000
151,400 M3, Inc. ..................... 9,839,861
3,000 Macbee Planet, Inc. (a) ........... 181,031
24,800 Macnica Fuji Electronics Holdings,
Inc. ..................... 633,196
4,300 Macromill, Inc. ................ 30,299
6,300 Management Solutions Co. Ltd. (a) .. 147,300
31,700 Marubun Corp. ................ 197,935
227,600 Marvelous, Inc. ................ 1,526,946
3,200 Matsuoka Corp. ............... 46,175
54,300 Max Co. Ltd. ................. 932,017
38,000 Maxell Holdings Ltd. (a) .......... 442,678
448,700 Mazda Motor Corp. (a) .......... 4,384,544
72,400 Megachips Corp. ............... 2,131,644
91,100 Meidensha Corp. ............... 1,965,578
3,300 Meiji Electric Industries Co. Ltd. ... 41,902
48,400 Meiko Network Japan Co. Ltd. .... 263,828
66,500 Meitec Corp. .................. 3,734,014
14,500 Meiwa Corp. .................. 61,857
8,900 Meiwa Estate Co. Ltd. ........... 49,406
16,200 Melco Holdings, Inc. ............ 866,816
242,700 Micronics Japan Co. Ltd. ......... 3,075,092
4,600 Mimaki Engineering Co. Ltd. ..... 33,964
31,600 Mimasu Semiconductor Industry Co.
Ltd. ..................... 705,711
2,000 Mitsubishi Pencil Co. Ltd. ........ 25,651

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
23,000 Mitsubishi Research Institute, Inc. .. $ 835,468
30,900 Mitsuboshi Belting Ltd. .......... 512,911
112,600 Mitsui Matsushima Holdings Co. Ltd. 1,010,993
170,200 Mixi, Inc. .................... 4,271,096
72,150 Mizuno Corp. ................. 1,646,155
18,400 Mochida Pharmaceutical Co. Ltd. .. 601,285
126,600 Money Forward, Inc. (a) .......... 7,789,526
627,000 MonotaRO Co. Ltd. ............ 14,379,764
2,900 MORESCO Corp. ............. 30,479
183,746 Morinaga Milk Industry Co. Ltd. ... 10,283,947
46,580 Mugen Estate Co. Ltd. ........... 208,051
8,200 Nachi-Fujikoshi Corp. ........... 331,498
9,200 Nafco Co. Ltd. ................ 157,156
2,900 Nagaileben Co. Ltd. ............ 68,122
31,600 Nagano Keiki Co. Ltd. ........... 298,703
4,300 Naigai Trans Line Ltd. ........... 74,472
4,400 Nakabayashi Co. Ltd. ........... 23,704
3,900 Nakamoto Packs Co. Ltd. ........ 63,243
4,300 Nakanishi, Inc. ................ 89,053
17,600 Nakayama Steel Works Ltd. ....... 63,691
2,500 Narumiya International Co. Ltd. ... 25,751
4,900 NCS&A Co. Ltd. .............. 22,333
1,400 Nice Corp. ................... 26,595
15,900 Nichiban Co. Ltd. .............. 251,896
4,500 Nichiha Corp. ................. 117,479
24,600 Nihon Falcom Corp. ............ 337,478
223,900 Nihon Unisys Ltd. .............. 6,714,653
12,300 Nikon Corp. .................. 113,576
5,100 Nippon BS Broadcasting Corp. .... 51,137
81,600 Nippon Commercial Development
Co. Ltd. ................. 1,273,408
25,100 Nippon Sheet Glass Co. Ltd. (a) .... 137,277
13,200 Nippon Steel Trading Corp. ....... 563,110
2,061 Nippon Systemware Co. Ltd. ...... 45,220
9,600 Nippon Thompson Co. Ltd. ...... 57,667
111,600 Nishi-Nippon Financial Holdings, Inc. 626,641
13,400 Nishio Rent All Co. Ltd. ......... 364,849
2,500 Nissei ASB Machine Co. Ltd. ...... 109,954
3,200 Nissei Plastic Industrial Co. Ltd. ... 39,962
64,200 Nissha Co. Ltd. ................ 897,706
117,600 Nisshinbo Holdings, Inc. ......... 982,993
33,400 Nissin Electric Co. Ltd. .......... 387,568
21,400 Nisso Corp. ................... 161,712
10,500 Nitta Corp. ................... 251,816
116,100 Nitto Kogyo Corp. ............. 1,905,985
14,400 Nitto Seiko Co. Ltd. ............ 77,050
34,700 Nojima Corp. ................. 897,984
9,300 Noritake Co. Ltd. .............. 356,893
29,500 Noritz Corp. .................. 499,084
207,722 NSD Co. Ltd. ................. 3,548,344
24,900 NTN Corp. (a) ................ 63,325
1,000 OBIC Business Consultants Co. Ltd. 51,137
37,700 Obic Co. Ltd. ................. 6,604,931
Shares Value
JAPAN (continued)
93,400 Okamura Corp. ................ $ 1,316,224
399,900 Oki Electric Industry Co. Ltd. ..... 3,718,135
7,000 Onoken Co. Ltd. ............... 85,247
51,700 Onward Holdings Co. Ltd. ....... 141,379
10,700 Optex Group Co. Ltd. ........... 163,858
2,854 Origin Co. Ltd. ................ 34,730
162,000 Osaki Electric Co. Ltd. .......... 925,883
42,030 Oyo Corp. ................... 493,840
10,300 PAL GROUP Holdings Co. Ltd. ... 163,459
10,900 PAPYLESS Co. Ltd. ............ 155,395
17,200 Paramount Bed Holdings Co. Ltd. .. 306,043
4,800 Pasco Corp. ................... 64,493
65,500 Pasona Group, Inc. ............. 1,323,076
40,600 Pegasus Sewing Machine
Manufacturing Co. Ltd. ...... 171,719
222,200 PeptiDream, Inc. (a) ............. 9,124,570
2,300 Pilot Corp. ................... 78,620
6,300 Pipedo HD, Inc. ............... 134,608
58,300 Poletowin Pitcrew Holdings, Inc. ... 549,494
87,152 Proto Corp. ................... 1,100,274
18,000 Punch Industry Co. Ltd. ......... 95,164
4,500 Quick Co. Ltd. ................ 49,059
480,600 Raccoon Holdings, Inc. .......... 10,281,830
252,990 Relia, Inc. .................... 3,087,859
1,100 Rhythm Co. Ltd. ............... 8,403
17,200 Riken Corp. .................. 406,071
80,400 Riken Technos Corp. ............ 440,458
7,600 Rion Co. Ltd. ................. 183,653
107,300 Rohm Co. Ltd. ................ 10,387,184
192,500 Roland Corp. ................. 9,124,470
57,900 Roland DG Corp. .............. 1,454,559
100 Saison Information Systems Co. Ltd. 1,902
11,700 Sakai Chemical Industry Co. Ltd. ... 201,674
21,500 Sangetsu Corp. ................ 311,020
49,300 Sanken Electric Co. Ltd. (a) ....... 2,323,331
5,300 Sankyo Co. Ltd. ............... 132,035
15,200 Sankyo Tateyama, Inc. ........... 108,903
1,800 Sansha Electric Manufacturing Co.
Ltd. ..................... 17,425
59,400 Sanwa Holdings Corp. ........... 716,883
600 Sanyo Denki Co. Ltd. ........... 38,503
13,000 Sanyo Trading Co. Ltd. .......... 142,555
56,400 Sato Holdings Corp. ............ 1,433,842
2,800 Sato Shoji Corp. ............... 30,857
36,940 Sawai Group Holdings Co. Ltd. .... 1,575,855
84,600 SCREEN Holdings Co. Ltd. ...... 7,595,916
7,200 Seed Co. Ltd. ................. 46,860
103,300 Seikagaku Corp. ............... 1,008,471
96,800 Seiko Holdings Corp. ........... 2,011,795
4,600 Sekisui Plastics Co. Ltd. .......... 25,326
900 Semba Corp. .................. 6,916
500 Senshu Electric Co. Ltd. ......... 17,342
33,500 Septeni Holdings Co. Ltd. ........ 126,115

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
1,195,900 SG Holdings Co. Ltd. ........... $ 32,027,293
4,900 Shibaura Electronics Co. Ltd. ...... 220,870
20,900 Shibaura Mechatronics Corp. ...... 1,413,591
20,400 Shidax Corp. (a) ................ 56,530
9,800 Shima Seiki Manufacturing Ltd. .... 162,045
1,700 Shimamura Co. Ltd. ............ 163,794
43,800 Shindengen Electric Manufacturing
Co. Ltd. (a) ............... 1,768,689
6,900 Shinmaywa Industries Ltd. ........ 60,129
77,100 Shinoken Group Co. Ltd. ........ 898,171
97 Shofu, Inc. ................... 1,811
11,600 Siix Corp. .................... 148,774
59,200 Sinfonia Technology Co. Ltd. ...... 681,551
46,200 Sinko Industries Ltd. ............ 884,793
49,200 SK-Electronics Co. Ltd. .......... 448,924
228,600 SKY Perfect JSAT Holdings, Inc. ... 862,681
1,000 SMK Corp. ................... 22,378
76,400 Sodick Co. Ltd. ................ 708,949
2,900 Softcreate Holdings Corp. ........ 75,788
1,900 Soken Chemical & Engineering Co.
Ltd. ..................... 34,032
115,413 Soliton Systems KK ............. 1,662,208
11,200 Sprix Ltd. .................... 111,484
1,100 SRA Holdings ................. 26,621
11,600 ST Corp. ..................... 183,138
16,529 St. Marc Holdings Co. Ltd. ....... 240,014
98,200 Star Micronics Co. Ltd. .......... 1,469,800
42,300 Starts Corp., Inc. ............... 1,102,757
39,600 St-Care Holding Corp. .......... 339,671
14,000 Studio Alice Co. Ltd. ............ 303,468
20,900 Sumitomo Mitsui Construction Co.
Ltd. ..................... 91,826
21,600 Sumitomo Riko Co. Ltd. ......... 158,301
47,200 Sumitomo Rubber Industries Ltd. .. 631,169
3,000 Sumitomo Seika Chemicals Co. Ltd. 101,180
4,800 Sun Frontier Fudousan Co. Ltd. .... 45,066
18,700 Sun-Wa Technos Corp. .......... 229,094
5,100 T RAD Co. Ltd. (a) ............. 130,214
3,200 Takaoka Toko Co. Ltd. .......... 39,203
451,700 Takara Leben Co. Ltd. ........... 1,408,153
14,000 Takasago International Corp. ...... 346,602
4,800 Takeuchi Manufacturing Co. Ltd. .. 118,748
4,500 Tama Home Co. Ltd. ........... 104,517
124,400 Tamron Co. Ltd. ............... 2,977,753
158,600 Tanseisha Co. Ltd. .............. 1,217,275
45,500 Tatsuta Electric Wire and Cable Co.
Ltd. ..................... 222,720
20,100 TDC Soft, Inc. ................ 200,624
416,300 TechMatrix Corp. .............. 6,545,896
400 Techno Medica Co. Ltd. ......... 5,827
24,500 Teikoku Electric Manufacturing Co.
Ltd. ..................... 269,778
81,400 Temairazu, Inc. ................ 4,192,243
Shares Value
JAPAN (continued)
21,887 T-Gaia Corp. .................. $ 393,230
7,900 TIS, Inc. ..................... 204,152
11,500 Toa Corp. .................... 85,958
400 TOA ROAD CORP. ............ 16,973
83,900 TOC Co. Ltd. ................. 490,223
88,265 Tochigi Bank Ltd. (The) .......... 135,167
109,600 Toho Holdings Co. Ltd. .......... 1,830,247
6,800 Tokai Corp. ................... 149,506
22,100 Tokai Rika Co. Ltd. ............. 342,061
25,500 Tokyo Keiki, Inc. ............... 237,555
87,400 Tokyo Seimitsu Co. Ltd. ......... 3,716,522
40,200 Tokyo Tekko Co. Ltd. ........... 567,245
79,485 TOMONY Holdings, Inc. ........ 215,911
276,090 Tomy Co. Ltd. ................ 2,415,992
29,600 Topcon Corp. ................. 413,895
5,600 Toppan Forms Co. Ltd. .......... 53,700
9,000 Topy Industries Ltd. ............ 104,763
86,900 Tosei Corp. ................... 897,477
402,439 Toshiba Corp. ................. 17,241,359
40,955 Toshiba TEC Corp. ............. 1,642,605
45,800 Towa Corp. ................... 996,950
142,500 Towa Pharmaceutical Co. Ltd. ..... 3,624,037
6,600 Toyo Denki Seizo KK ........... 69,186
18,700 Toyo Machinery & Metal Co. Ltd. .. 87,274
6,400 Toyo Tire Corp. ................ 119,943
14,600 TPR Co. Ltd. ................. 203,353
115,400 Transcosmos, Inc. .............. 3,260,927
2,900 Trinity Industrial Corp. .......... 23,104
60,600 Tsubakimoto Chain Co. ......... 1,831,175
3,300 TV Asahi Holdings Corp. ........ 50,987
184,200 Ubicom Holdings, Inc. .......... 5,759,136
9,800 Uchida Yoko Co. Ltd. ........... 449,332
7,000 ULS Group, Inc. ............... 316,485
25,500 Ulvac, Inc. ................... 1,234,265
3,300 Union Tool Co. ................ 121,376
16,800 UNITED, Inc. ................ 258,497
17,500 Unitika Ltd. (a) ................ 53,279
13,800 V Technology Co. Ltd. .......... 601,285
34,800 VT Holdings Co. Ltd. ........... 154,801
656,000 Wacom Co. Ltd. ............... 3,779,153
16,300 WDB Holdings Co. Ltd. ......... 449,455
45,500 Will Group, Inc. ............... 397,744
83,700 World Holdings Co. Ltd. ......... 2,422,383
21,700 Xebio Holdings Co. Ltd. ......... 198,001
126,300 YAMABIKO Corp. ............. 1,436,784
2,200 YAMADA Consulting Group Co. Ltd. 23,463
51,900 Yamaichi Electronics Co. Ltd. ..... 766,874
35,600 Yamanashi Chuo Bank Ltd. (The) ... 264,797
15,400 Yokohama Rubber Co. Ltd. (The) ... 305,038
7,100 Yurtec Corp. .................. 46,339
13,500 Yushin Precision Equipment Co. Ltd. 105,952
30,600 Zenrin Co. Ltd. ................ 301,244
35,100 ZERIA Pharmaceutical Co. Ltd. .... 662,934

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
39,300 ZIGExN Co. Ltd. .............. $ 152,249
900 Zuken, Inc. ................... 28,262
570,973,903
JERSEY CHANNEL ISLANDS — 0 .4%
271,936 Novocure Ltd. (a) ............... 41,880,863
NETHERLANDS — 1 .2%
80,653 Aalberts NV .................. 4,910,022
46,060 Accell Group NV (a) ............ 2,281,165
3,804 Arcadis NV ................... 168,406
19,865 Argenx SE (a) .................. 6,063,237
49,220 ASM International NV .......... 17,451,942
196,187 BE Semiconductor Industries NV .. 17,207,822
3,980 Beter Bed Holding NV (a) ........ 29,508
140,179 Boskalis Westminster ............ 4,409,940
35,527 Brunel International NV ......... 470,326
229,994 Eurocommercial Properties NV REIT 5,767,629
956 ForFarmers NV ................ 5,426
187,057 Heijmans NV ................. 2,782,580
93,719 IMCD NV ................... 16,231,428
3,966 Kendrion NV ................. 105,385
1,876,501 Koninklijke BAM Groep NV (a) .... 5,302,330
71,962 Koninklijke DSM NV ........... 14,507,769
1,880 Nedap NV ................... 140,722
3,476 NSI NV REIT ................ 144,525
68,459 OCI NV (a) ................... 1,659,922
862,565 PostNL NV ................... 4,665,873
51,268 TKH Group NV ............... 2,720,938
34,579 Vastned Retail NV REIT ......... 1,033,687
88,701 Wereldhave NV REIT ........... 1,463,632
109,524,214
NEW ZEALAND — 0 .5%
113,583 Argosy Property Ltd. REIT ....... 128,987
81,999 Arvida Group Ltd. .............. 117,685
1,181,138 Fletcher Building Ltd. ........... 6,223,467
526,465 Fletcher Building Ltd. ........... 2,802,262
75,764 Skellerup Holdings Ltd. .......... 269,202
1,319,024 SKY Network Television Ltd. (a) .... 151,629
153,655 Stride Property Group REIT ...... 265,488
3,190 Tourism Holdings Ltd. (a) ........ 5,223
365,983 Xero Ltd. (a) .................. 37,675,929
47,639,872
NORWAY — 0 .2%
42,951 2020 Bulkers Ltd. .............. 551,791
426,478 ABG Sundal Collier Holding ASA .. 474,039
8,478 American Shipping Co. ASA ...... 29,556
52,099 ArcticZymes Technologies ASA (a) .. 628,036
1,976 Atea ASA .................... 37,665
350,506 B2Holding ASA (a) ............. 358,252
25,280 Belships ASA (a) ................ 33,765
6,111 Elektro Importoren AS .......... 56,028
Shares Value
NORWAY (continued)
65,663 FLEX LNG Ltd. ............... $ 888,166
667,305 Golden Ocean Group Ltd. ........ 6,578,824
12,442 Kongsberg Gruppen ASA ......... 356,301
748,517 MPC Container Ships AS (a) ...... 1,940,184
608,554 Odfjell Drilling Ltd. (a) .......... 1,396,924
14,768 Olav Thon Eiendomsselskap ASA (a) . 320,275
16,612 Pareto Bank ASA ............... 103,041
4,731 SpareBank 1 SMN .............. 65,652
46 Sparebanken More .............. 1,994
13,407 StrongPoint ASA ............... 46,740
1 TGS ASA .................... 11
60,708 Veidekke ASA ................. 781,977
400,150 Wallenius Wilhelmsen ASA (a) ..... 1,262,762
15,911,983
PERU — 0 .0%
326,000 Cia de Minas Buenaventura SAA -
ADR (a) .................. 2,692,760
POLAND — 0 .2%
256,165 Grupa Lotos SA ................ 3,530,788
54,566 KGHM Polska Miedz SA ......... 2,756,274
1,750,123 PGE Polska Grupa Energetyczna SA (a) 3,943,171
369,073 Polski Koncern Naftowy ORLEN SA 6,987,718
3,097,256 Tauron Polska Energia SA (a) ...... 2,612,870
19,830,821
PORTUGAL — 0 .0%
241,645 CTT-Correios de Portugal SA ..... 1,256,966
693,428 Sonae SGPS SA ................ 684,797
1,941,763
RUSSIA — 0 .6%
3,531,360 Alrosa PJSC .................. 6,257,052
1,189,126,065 Federal Grid Co. Unified Energy
System PJSC .............. 3,268,060
4,480,742 Gazprom PJSC ................ 17,444,226
1,373,778 Gazprom PJSC - ADR ........... 10,693,488
112,793 Magnit PJSC .................. 8,256,259
532,967 Mobile TeleSystems PJSC ........ 2,294,176
157,401,550 ROSSETI PJSC ............... 2,866,395
1,641,600 Rostelecom PJSC ............... 2,089,263
461,432,194 RusHydro PJSC ............... 5,085,966
58,254,885
SINGAPORE — 0 .1%
48,800 APAC Realty Ltd. .............. 27,372
8,959 Asian Pay Television Trust - Units ... 833
273,300 China Aviation Oil Singapore Corp.
Ltd. ..................... 203,722
68,080 China Sunsine Chemical Holdings
Ltd. ..................... 25,625
1,608,200 CSE Global Ltd. ............... 611,257
238,500 Food Empire Holdings Ltd. ....... 147,858
503,700 Geo Energy Resources Ltd. ....... 94,796

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
SINGAPORE (continued)
157,500 Hanwell Holdings Ltd. .......... $ 49,402
34 Ho Bee Land Ltd. .............. 70
17,703 Hong Leong Asia Ltd. ........... 11,628
36,156 Hyphens Pharma International Ltd. . 8,406
115,200 iFAST Corp. Ltd. .............. 681,873
275,600 InnoTek Ltd. .................. 183,062
317,100 ISDN Holdings Ltd. ............ 179,034
568,000 Japfa Ltd. .................... 320,691
219,700 Kimly Ltd. ................... 67,291
219,700 LHN Ltd. .................... 61,616
68,690 OM Holdings Ltd. (a) ........... 40,579
119,300 Propnex Ltd. .................. 169,051
61,600 Q&M Dental Group Singapore Ltd. 37,734
954,300 Raffles Medical Group Ltd. ....... 1,014,201
741,500 Rex International Holding Ltd. (a) .. 114,923
304,400 RHT Health Trust - Units REIT (a) (c) 4,268
1,496,000 Riverstone Holdings Ltd. ......... 1,335,961
587,300 Singapore Medical Group Ltd. ..... 140,870
962,400 UMS Holdings Ltd. ............ 1,143,558
41,000 Wing Tai Holdings Ltd. .......... 55,375
1,118,600 Yanlord Land Group Ltd. ......... 924,633
7,655,689
SOUTH AFRICA — 0 .2%
579,261 Remgro Ltd. .................. 4,405,171
2,043,616 Sappi Ltd. (a) .................. 5,752,323
527,065 Shoprite Holdings Ltd. .......... 5,770,240
15,927,734
SOUTH KOREA — 1 .1%
12,060 Green Cross Corp. .............. 3,061,526
161,394 GS Engineering & Construction Corp. 6,180,748
124,679 Hankook Tire & Technology Co. Ltd. 5,240,800
70,221 Hyundai Department Store Co. Ltd. 4,883,877
137,051 Hyundai Engineering & Construction
Co. Ltd. ................. 6,517,444
102,010 KB Financial Group, Inc. ......... 4,549,544
94,348 Kia Corp. .................... 6,857,199
148,364 Korea Electric Power Corp. ....... 3,211,705
62,952 Korea Shipbuilding & Offshore
Engineering Co. Ltd. (a) ...... 7,142,131
334,179 LG Display Co. Ltd. (a) .......... 6,406,126
51,649 LG Electronics, Inc. ............. 7,072,130
17,209 Lotte Chemical Corp. ........... 3,882,404
56,652 OCI Co. Ltd. (a) ............... 5,614,717
401,995 Samsung Engineering Co. Ltd. (a) ... 8,160,472
873,774 Samsung Heavy Industries Co.
Ltd. (a) (c) ................. 4,968,035
82,412 Samsung Life Insurance Co. Ltd. ... 5,402,186
32,924 Samsung SDS Co. Ltd. .......... 5,223,760
157,641 Shinhan Financial Group Co. Ltd. .. 5,365,482
572,093 SK Networks Co. Ltd. ........... 3,083,657
102,823,943
Shares Value
SPAIN — 0 .3%
1,276,815 Almirall SA ................... $ 20,250,493
282,284 Atresmedia Corp. de Medios de
Comunicacion SA (a) ........ 1,167,320
14,081 Cia de Distribucion Integral Logista
Holdings SA .............. 303,504
65,319 Faes Farma SA ................. 254,925
28,103 Laboratorios Farmaceuticos Rovi SA . 1,983,562
320,579 Mediaset Espana Comunicacion SA (a) 1,907,139
10,191 Pharma Mar SA ................ 870,897
26,737,840
SWEDEN — 1 .7%
573,651 AAK AB ..................... 13,680,887
7,234 Annehem Fastigheter AB - Class B (a) 29,916
1,333 AQ Group AB (a) ............... 49,087
756,313 Arjo AB - B Shares .............. 9,558,902
30,148 Atrium Ljungberg AB - B Shares ... 738,255
162,970 Avanza Bank Holding AB ........ 5,278,105
8,106 Beijer Alma AB ................ 197,744
1,616 Bergman & Beving AB .......... 31,650
182,854 Betsson AB - Class B ............ 1,472,025
398,100 Bilia AB - A Shares ............. 8,541,549
17,903 BioGaia AB - B Shares ........... 1,071,052
25,379 Biotage AB ................... 726,428
126,848 Bonava AB - B Shares ........... 1,357,865
685 BTS Group AB - B Shares ........ 26,657
17,248 Bufab AB .................... 667,207
41,632 Bulten AB .................... 444,447
201,334 Byggmax Group AB ............. 1,703,822
31,534 Catella AB .................... 108,796
1,026 Cellavision AB ................. 54,039
63,447 Cibus Nordic Real Estate AB ...... 1,729,086
108,065 Clas Ohlson AB - B Shares (a) ...... 1,109,096
4,303 C-RAD AB - B Shares (a) ......... 30,791
445,122 Dios Fastigheter AB ............. 5,054,444
7,721 Doro AB (a) ................... 53,277
2,249 Elanders AB - B Shares .......... 44,361
440,525 Elekta AB - B Shares ............ 6,427,436
19,112 Fagerhult AB .................. 175,836
7,110 Ferronordic AB ................ 191,205
650 Fortinova Fastigheter AB ......... 3,994
286,699 Fortnox AB ................... 15,380,047
32,154 G5 Entertainment AB ........... 1,682,329
495,267 Getinge AB - B Shares ........... 21,523,092
20,214 GHP Specialty Care AB .......... 69,623
127,466 Haldex AB (a) ................. 783,299
27,075 HMS Networks AB ............. 1,272,227
44,945 Humana AB (a) ................ 344,590
1,335 Indutrade AB ................. 43,547
108,648 Instalco AB ................... 5,853,694
178,191 Inwido AB ................... 3,303,667
12,107 ITAB Shop Concept AB (a) ....... 25,119
1,945 KNOW IT AB ................ 68,235

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
SWEDEN (continued)
122,931 Kungsleden AB ................ $ 1,659,377
18,062 Lagercrantz Group AB - B Shares ... 246,746
27,202 Lifco AB - B Shares ............. 798,200
349,031 Lindab International AB ......... 10,185,004
8,464 Medicover AB - B Shares ......... 245,806
142,761 Mekonomen AB (a) ............. 2,283,606
4,383 Micro Systemation AB - Class B .... 27,443
4,131 MIPS AB .................... 436,211
51 Momentum Group AB - Class B ... 1,135
23,179 Mycronic AB .................. 680,151
176,851 Net Insight AB - Class B (a) ....... 73,239
145,193 New Wave Group AB - B Shares (a) . 2,327,568
1,314 Nilorngruppen AB - Class B ...... 11,021
353,276 Nobia AB .................... 2,895,268
692,964 Nolato AB - B Shares ............ 7,695,665
6,659 Nordic Waterproofing Holding AB .. 160,511
27,316 Nordnet AB publ ............... 440,755
27,773 NP3 Fastigheter AB ............. 700,100
1,644 OEM International AB - B Shares .. 26,508
10,054 Platzer Fastigheter Holding AB - Class
B ....................... 188,037
171,463 Pricer AB - B Shares ............. 622,242
21,528 Proact IT Group AB ............ 201,566
778 Probi AB ..................... 45,911
11,639 QleanAir AB .................. 87,343
1,008,901 Ratos AB - B Shares ............. 7,155,035
71,307 RaySearch Laboratories AB (a) ..... 701,606
39,120 Rottneros AB (a) ............... 46,080
27,970 Saab AB - Class B .............. 849,003
11,914 Sectra AB - B Shares ............ 949,422
24,081 Softronic AB - B Shares .......... 65,459
256,296 SSAB AB - B Shares (a) ........... 1,309,705
4,281 Studsvik AB .................. 44,509
26,114 Svedbergs i Dalstorp AB - B Shares .. 157,138
52,786 SwedenCare AB ................ 840,073
13,049 Systemair AB (a) ................ 514,629
44,180 Tethys Oil AB ................. 294,075
11,301 Troax Group AB ............... 408,933
29,880 Vitrolife AB .................. 1,702,192
25,960 Volati AB .................... 460,190
158,444,890
SWITZERLAND — 2 .3%
330,090 Alcon, Inc. ................... 24,050,273
10,788 ALSO Holding AG ............. 3,316,728
114,599 Arbonia AG .................. 2,175,970
101,147 Ascom Holding AG (a) ........... 1,735,193
2,894 Autoneum Holding AG (a) ........ 555,893
77,742 Baloise Holding AG ............. 12,281,151
4,595 Barry Callebaut AG ............. 11,646,652
24,611 Belimo Holding AG ............ 12,715,072
2,403 Bellevue Group AG ............. 113,007
12,507 Bobst Group SA (a) ............. 1,074,179
Shares Value
SWITZERLAND (continued)
6,553 Bossard Holding AG - Class A ..... $ 2,123,205
15,081 Bucher Industries AG ........... 8,390,820
13,993 Burckhardt Compression Holding AG 5,491,540
606 Burkhalter Holding AG .......... 42,748
661 Calida Holding AG ............. 31,377
1,562 Coltene Holding AG ............ 208,646
56,096 Comet Holding AG ............. 18,392,131
9,693 dormakaba Holding AG ......... 6,703,830
10,767 EFG International AG ........... 87,600
1,573 Feintool International Holding AG (a) 112,004
1,106,226 Ferrexpo Plc .................. 7,393,041
7,576 Georg Fischer AG .............. 12,260,767
1,410,311 Glencore Plc .................. 6,342,655
26,309 Huber + Suhner AG ............ 2,239,249
31,754 Implenia AG (a) ................ 843,408
52 Ina Invest Holding AG (a) ........ 1,062
2,273 Inficon Holding AG ............ 2,735,078
318 Interroll Holding AG ............ 1,453,353
1,339 Investis Holding SA ............. 152,252
9,022 Komax Holding AG (a) .......... 2,651,274
8,388 Kudelski SA .................. 37,965
2,102 Leonteq AG .................. 133,427
92 Metall Zug AG - B Shares ........ 223,437
10,916 Molecular Partners AG (a) ........ 223,658
4,142 OC Oerlikon Corp. AG .......... 46,914
39 Orell Fuessli AG ............... 4,280
135 Phoenix Mecano AG ............ 69,151
56,988 PSP Swiss Property AG .......... 7,719,189
530,397 Quotient Ltd. (a) ............... 1,808,654
3,980 Rieter Holding AG (a) ........... 935,850
781 Schweiter Technologies AG ....... 1,222,562
29,401 SFS Group AG ................ 4,384,915
15,058 Siegfried Holding AG ........... 15,243,347
2,367 Swissquote Group Holding SA ..... 375,752
38,713 Tecan Group AG ............... 22,329,903
86,248 Temenos AG .................. 13,710,561
22,609 u-blox Holding AG (a) ........... 1,784,560
10,644 Vontobel Holding AG ........... 938,848
1,976 V-ZUG Holding AG (a) .......... 301,466
16,997 Zehnder Group AG ............. 1,805,058
220,619,655
TAIWAN — 0 .9%
6,172,000 Acer, Inc. .................... 6,003,161
1,831,000 ASE Technology Holding Co. Ltd. .. 8,020,651
6,150,100 AU Optronics Corp. ............ 4,541,375
2,226,018 Cheng Shin Rubber Industry Co. Ltd. 3,430,766
7,721,432 China Petrochemical Development
Corp. ................... 3,630,854
1,645,000 ENNOSTAR, Inc. (a) ............ 4,823,529
1,067,000 Everlight Electronics Co. Ltd. ..... 2,388,493
4,506,800 HannStar Display Corp. (a) ....... 3,053,955
1,644,000 Hon Hai Precision Industry Co. Ltd. 6,466,655

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
TAIWAN (continued)
2,247,000 HTC Corp. (a) ................. $ 3,153,755
8,110,500 Innolux Corp. ................. 5,394,432
2,741,431 International CSRC Investment
Holdings Co. .............. 2,627,225
4,243,000 Inventec Corp. ................ 3,557,960
595,000 Kinsus Interconnect Technology Corp. 3,914,894
1,363,000 Pegatron Corp. ................ 3,280,168
303,000 Phison Electronics Corp. ......... 5,157,447
6,722,000 Qisda Corp. .................. 7,090,971
5,777,000 Winbond Electronics Corp. ....... 7,065,024
4,812,696 Wistron Corp. ................. 4,775,695
88,377,010
THAILAND — 0 .4%
7,531,100 Banpu Public Co. Ltd. ........... 3,047,498
157,114 Fabrinet (a) ................... 14,850,415
43,105,207 IRPC Public Co. Ltd. - FOR ...... 4,616,424
5,002,000 Italian-Thai Development Public Co.
Ltd. - FOR (a) ............. 304,374
3,299,558 PTT Global Chemical Public Co. Ltd.
- FOR ................... 5,697,115
396,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 4,988,431
3,229,183 Thai Oil Public Co. Ltd. - FOR .... 4,322,934
37,827,191
TURKEY — 0 .5%
1,843,327 Arcelik AS .................... 7,223,672
6,634,452 Dogan Sirketler Grubu Holding AS . 2,062,932
18,659,402 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 4,030,395
4,729,940 Eregli Demir ve Celik Fabrikalari TAS 11,227,012
7,551,154 Petkim Petrokimya Holding AS (a) .. 5,081,301
1,452,781 Tekfen Holding AS ............. 2,458,658
3,078,894 Turkcell Iletisim Hizmetleri AS .... 5,619,913
5,685,925 Turkiye Is Bankasi AS - Class C .... 3,556,234
318,483 Turkiye Petrol Rafinerileri AS (a) .... 3,545,420
12,793,473 Yapi ve Kredi Bankasi AS ......... 3,628,816
48,434,353
UNITED KINGDOM — 6 .0%
5,147 4imprint Group Plc (a) ........... 200,679
1,772,269 Adaptimmune Therapeutics Plc -
ADR (a) .................. 6,327,000
171,576 Alliance Pharma Plc ............. 248,030
1,520,616 Alphawave IP Group Plc (a) ....... 9,012,630
2,756 Aptitude Software Group Plc ...... 23,062
1,888 Argentex Group Plc ............. 2,477
379,383 ASOS Plc (a) .................. 20,070,651
178,388 AVEVA Group Plc .............. 9,739,842
1,267,970 B&M European Value Retail SA ... 9,746,505
1,573,583 Balfour Beatty Plc .............. 6,627,459
19,959 Belvoir Group Plc .............. 78,790
27,727 Bloomsbury Publishing Plc ....... 139,131
Shares Value
UNITED KINGDOM (continued)
4,911,607 boohoo Group Plc (a) ............ $ 17,818,819
5,000 Braemar Shipping Services Plc ..... 20,155
134,494 Brewin Dolphin Holdings Plc ..... 671,138
745,856 Britvic Plc .................... 10,103,030
119,918 Bytes Technology Group Plc (a) .... 804,093
1,461 CareTech Holdings Plc .......... 12,896
7,332 Central Asia Metals Plc .......... 24,969
380,893 Ceres Power Holdings Plc (a) ...... 5,342,062
10,247 Cerillion Plc .................. 118,220
359,900 Chemring Group Plc ............ 1,538,303
15,918 Chesnara Plc .................. 60,404
8,802 Clarkson Plc .................. 394,572
59,991 Clinigen Group Plc ............. 499,908
4,767 Clipper Logistics Plc ............ 55,925
63,918 Computacenter Plc ............. 2,418,389
56,133 Concentric AB ................ 1,291,103
7,460,654 ConvaTec Group Plc (b) .......... 24,567,262
7,431 CRANEWARE Plc ............. 228,789
146,084 Crest Nicholson Holdings plc (a) ... 842,279
105,211 CVS Group Plc (a) .............. 3,509,839
30,892 Daily Mail & General Trust Plc - Class
A ...................... 470,621
17,948 Dechra Pharmaceuticals Plc ....... 1,239,902
10,545 Devro Plc .................... 32,466
41,445 DFS Furniture Plc (a) ............ 152,951
121,211 Dialog Semiconductor Plc (a) ...... 9,323,120
49,128 Dignity Plc (a) ................. 544,255
2,211,312 Dixons Carphone Plc ............ 3,971,251
65,704 dotdigital group plc ............. 226,495
2,245,889 Drax Group Plc ................ 12,580,796
31,156 Dunelm Group Plc ............. 573,816
2,500 Eco Animal Health Group Plc (a) ... 10,946
107,607 EKF Diagnostics Holdings Plc ..... 112,180
1,493,444 Electrocomponents Plc .......... 21,111,772
380,165 Elementis Plc (a) ............... 753,540
79,118 EMIS Group Plc ............... 1,418,665
1,306 Epwin Group Plc ............... 2,051
299,659 Ergomed Plc (a) ................ 5,123,270
135,738 FDM Group Holdings Plc ........ 2,233,922
222,216 Fevertree Drinks Plc ............ 7,385,327
19,537 Focusrite Plc .................. 385,621
201,322 Foxtons Group Plc (a) ............ 153,071
381,261 Frasers Group Plc (a) ............ 3,198,265
235,343 Genus Plc .................... 18,041,041
113,814 Go-Ahead Group Plc (The) (a) ..... 1,626,311
37,959 Greggs Plc (a) .................. 1,453,621
495,269 Gulf Keystone Petroleum Ltd. ..... 1,131,769
560,823 Halfords Group Plc ............. 2,773,617
5,585 Hargreaves Services Plc .......... 40,757
1,328,810 Hays Plc (a) ................... 2,733,628
67,183 Headlam Group Plc ............. 494,937
7,647 Hill & Smith Holdings Plc ....... 172,620
648,464 HomeServe Plc ................ 8,427,762

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
1,515,040 Howden Joinery Group Plc ....... $ 18,894,185
223,541 Hunting Plc .................. 652,516
59,806 IG Group Holdings Plc .......... 741,523
416,089 IMI Plc ...................... 10,156,067
200,245 Impact Healthcare Plc REIT ...... 330,669
10,195 Impax Asset Management Group Plc 170,903
251,477 Inchcape Plc .................. 2,972,949
201,995 Indivior Plc (a) ................. 463,276
125,318 IntegraFin Holdings Plc .......... 924,089
281,592 IP Group Plc .................. 450,908
616,226 ITV Plc (a) .................... 961,054
819,032 JD Sports Fashion Plc ........... 10,211,937
1,219,831 JET2 Plc (a) ................... 21,050,441
17,928 Joules Group Plc (a) ............. 67,284
4,044 Judges Scientific Plc ............. 370,997
1,282,778 Just Group Plc (a) ............... 1,783,061
308,965 Kainos Group Plc .............. 7,416,797
69,678 Keller Group Plc ............... 853,270
94,622 Kin & Carta Plc (a) ............. 315,659
13,357 Liontrust Asset Management Plc ... 388,963
360,123 Lookers Plc (a) ................. 334,882
16,122 M&C Saatchi Plc (a) ............ 29,581
102,044 M&G Plc .................... 319,710
28,648 Macfarlane Group Plc ........... 44,599
1,006,346 Man Group Plc ................ 2,768,966
26,474 McBride Plc .................. 30,985
953,891 Micro Focus International Plc ..... 5,324,848
195,966 Mitie Group Plc (a) ............. 172,697
5,717 Morgan Advanced Materials Plc .... 30,595
21,090 Morgan Sindall Group Plc ........ 685,973
84,924 NCC Group Plc ............... 371,249
24,784 Next Fifteen Communications Group
Plc ..................... 310,737
307,405 Ninety One Plc ................ 972,519
484 Norcros Plc ................... 1,991
8,750 Numis Corp. Plc ............... 43,542
3,144,199 Ocado Group Plc (a) ............ 81,071,599
868,130 Orchard Therapeutics plc - ADR (a) . 2,491,533
415,549 Oxford Biomedica Plc (a) ......... 7,693,807
52,325 Oxford Instruments Plc .......... 1,752,835
96,831 Oxford Metrics Plc ............. 145,363
47,725 Pagegroup Plc (a) ............... 407,977
5,827 Patisserie Holdings Plc (a) (c) ....... 0
88,243 PayPoint Plc .................. 723,681
63,657 Pharos Energy Plc (a) ............ 21,015
17,255 Phoenix Spree Deutschland Ltd. .... 95,458
19,978 Photo-Me International Plc (a) ..... 20,827
143,629 Polar Capital Holdings Plc ........ 1,756,870
36,420 Rathbone Brothers Plc ........... 951,727
96,275 Reach Plc .................... 514,547
47,414 Redrow Plc ................... 424,431
7,691 Renew Holdings Plc ............ 79,751
139,381 Renishaw Plc .................. 9,900,093
Shares Value
UNITED KINGDOM (continued)
4,160,856 Rentokil Initial Plc ............. $ 32,781,387
609,230 Rightmove Plc ................. 5,946,438
12,337 RM Plc ...................... 42,871
805 Robert Walters Plc .............. 7,475
4,641,449 Rotork Plc .................... 23,264,520
2,501,906 Royal Mail Plc ................. 17,534,308
111,903 RPS Group Plc (a) .............. 169,544
227,111 Safestore Holdings Plc REIT ...... 3,333,626
36,962 Sanderson Design Group Plc (a) .... 98,901
18,922 Savills Plc .................... 301,942
153,639 Senior Plc (a) .................. 345,964
26,084 Serica Energy Plc ............... 56,706
1,221,252 SIG Plc (a) .................... 773,399
32,868 SigmaRoc Plc (a) ............... 44,316
16,957 Softcat Plc .................... 455,613
150,092 Speedy Hire Plc ................ 146,040
695,105 Spirent Communications Plc ...... 2,465,732
26,063 Springfield Properties Plc ......... 59,775
729,640 St. James's Place Plc ............. 16,095,348
385,109 Stagecoach Group Plc (a) ......... 399,603
109,870 SThree Plc .................... 765,124
9,253 Stolt-Nielsen Ltd. .............. 126,309
41,198 Team17 Group Plc (a) ........... 498,207
1,895,372 Trainline Plc (a) (b) .............. 8,915,375
168,026 Travis Perkins Plc (a) ............. 3,976,293
4,031 Treatt Plc .................... 58,832
197,834 Tyman Plc .................... 1,164,579
1,876 U & I Group Plc (a) ............. 2,383
1,163 UP Global Sourcing Holdings Plc .. 3,265
60,862 Vertu Motors Plc (a) ............. 39,592
185,045 Victrex Plc ................... 6,816,133
2,485 Vitec Group Plc (The) ........... 46,286
152,630 Volution Group Plc ............. 1,002,436
96,826 Wincanton Plc ................ 557,195
480,998 YouGov Plc ................... 8,474,343
575,879,573
UNITED STATES — 44 .5%
580,755 A.O. Smith Corp. .............. 40,844,499
33,841 Acceleron Pharma, Inc. (a) ........ 4,232,155
356,807 Advance Auto Parts, Inc. ......... 75,664,492
159,744 AeroVironment, Inc. (a) .......... 16,150,118
203,470 Agilysys, Inc. (a) ................ 11,304,793
60,000 Albany International Corp. - Class A 5,181,000
404,722 Alnylam Pharmaceuticals, Inc. (a) ... 72,420,955
510,000 Altra Industrial Motion Corp. ..... 31,966,800
87,999 Ambarella, Inc. (a) .............. 8,667,022
135,659 ANSYS, Inc. (a) ................ 49,984,915
306,699 Appian Corp. (a) ............... 35,708,965
40,000 Asana, Inc. - Class A (a) .......... 2,842,400
372,050 Aspen Technology, Inc. (a) ........ 54,416,033
295,000 AtriCure, Inc. (a) ............... 24,915,700
521,755 Avanos Medical, Inc. (a) .......... 19,795,385

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
254,575 Axogen, Inc. (a) ................ $ 5,185,693
145,712 Axon Enterprise, Inc. (a) .......... 27,105,346
34,655 Axonics, Inc. (a) ................ 2,354,807
560,000 Barnes Group, Inc. ............. 28,375,200
207,681 Benefitfocus, Inc. (a) ............. 2,733,082
434,472 BioCryst Pharmaceuticals, Inc. (a) ... 7,003,689
335,000 Blackbaud, Inc. (a) .............. 23,895,550
397,574 Blackline, Inc. (a) ............... 45,478,490
390,000 BRP Group, Inc. - Class A (a) ...... 10,631,400
200,000 Bryn Mawr Bank Corp. .......... 7,826,000
189,669 Burlington Stores, Inc. (a) ......... 63,501,181
685,000 Cardiovascular Systems, Inc. (a) .... 27,598,650
97,205 Cardlytics, Inc. (a) .............. 12,243,942
172,000 Carlisle Cos, Inc. ............... 34,785,280
413,240 CDW Corp. .................. 75,767,554
160,000 Central Garden & Pet Co. - Class A (a) 6,929,600
105,521 CEVA, Inc. (a) ................. 5,238,062
65,000 Chase Corp. .................. 7,574,450
522,676 Chegg, Inc. (a) ................. 46,324,774
146,063 Chinook Therapeutics, Inc. (a) ..... 1,903,201
1,061,321 Cloudera, Inc. (a) ............... 16,843,164
305,570 CMC Materials, Inc. ............ 44,197,645
1,241,194 Codexis, Inc. (a) ................ 26,263,665
195,000 Community Bank System, Inc. .... 13,969,800
295,000 CONMED Corp. .............. 40,692,300
223,149 Cooper Cos, Inc. (The) .......... 94,117,554
194,810 Cree, Inc. (a) .................. 18,070,576
123,820 CSW Industrials, Inc. ........... 14,646,668
525,000 CVB Financial Corp. ............ 10,006,500
194,873 Digimarc Corp. (a) .............. 5,592,855
96,280 Domino's Pizza, Inc. ............ 50,594,177
414,410 Dover Corp. .................. 69,256,199
750,000 elf Beauty, Inc. (a) .............. 20,707,500
210,000 Envestnet, Inc. (a) .............. 15,798,300
159,750 Envista Holdings Corp. (a) ........ 6,882,030
328,438 Equifax, Inc. .................. 85,590,943
160,000 ESCO Technologies, Inc. ......... 15,099,200
140,876 Everbridge, Inc. (a) .............. 19,894,509
185,122 EverQuote, Inc. - Class A (a) ....... 5,586,982
1,175,000 Evoqua Water Technologies Corp. (a) 38,786,750
240,582 Exact Sciences Corp. (a) .......... 25,944,363
116,500 First Solar, Inc. (a) .............. 10,023,660
501,994 Flexion Therapeutics, Inc. (a) ...... 2,976,824
275,000 German American Bancorp, Inc. ... 10,367,500
160,000 Gibraltar Industries, Inc. (a) ....... 11,948,800
228,835 Glaukos Corp. (a) ............... 11,670,585
161,166 Global Blood Therapeutics, Inc. (a) .. 4,404,667
300,000 Globus Medical, Inc. - Class A (a) ... 24,951,000
272,445 HEICO Corp. ................. 36,848,186
285,000 Honest Co., Inc. (The) (a) ......... 4,095,450
2,165,000 Hostess Brands, Inc. (a) .......... 34,834,850
870,080 IAA, Inc. (a) ................... 52,622,438
300,000 Independent Bank Corp. ......... 21,204,000
Shares Value
UNITED STATES (continued)
284,280 Ingersoll Rand, Inc. (a) ........... $ 13,892,764
160,000 Innospec, Inc. ................. 14,152,000
156,527 Inspire Medical Systems, Inc. (a) .... 28,669,485
582,050 Integra LifeScience Holdings Corp. (a) 42,134,599
705,810 Intersect ENT, Inc. (a) ........... 16,480,664
76,268 IPG Photonics Corp. (a) .......... 16,638,627
141,141 iRobot Corp. (a) ................ 12,349,838
120,000 J&J Snack Foods Corp. .......... 19,725,600
345,000 John Bean Technologies Corp. ..... 50,570,100
475,000 John Wiley & Sons, Inc. - Class A .. 27,920,500
260,440 Jones Lang LaSalle, Inc. (a) ........ 57,966,131
192,846 Laboratory Corp. of America
Holdings (a) ............... 57,111,343
200,000 Lancaster Colony Corp. .......... 39,574,000
326,155 Lantheus Holdings, Inc. (a) ........ 8,535,476
169,234 Legend Biotech Corp. - ADR (a) .... 7,282,139
134,240 LendingTree, Inc. (a) ............ 26,206,333
246,700 Lincoln Electric Holdings, Inc. ..... 34,397,381
252,660 LivePerson, Inc. (a) .............. 16,091,915
217,246 LiveRamp Holdings, Inc. (a) ....... 8,692,012
33,980 Madrigal Pharmaceuticals, Inc. (a) ... 2,967,134
113,141 MarketAxess Holdings, Inc. ....... 53,761,209
35,000 Masimo Corp. (a) ............... 9,533,650
480,546 Match Group, Inc. (a) ............ 76,536,561
640,703 MaxCyte, Inc. (a) ............... 9,796,349
1,030,000 Medallia, Inc. (a) ............... 34,886,100
290,000 MGP Ingredients, Inc. ........... 17,298,500
499,539 Model N, Inc. (a) ............... 16,170,077
225,000 MSA Safety, Inc. ............... 37,008,000
213,333 Myriad Genetics, Inc. (a) ......... 6,747,723
398,865 Nasdaq, Inc. .................. 74,480,061
225,000 National Vision Holdings, Inc. (a) ... 12,145,500
570,000 New Relic, Inc. (a) .............. 39,375,600
120,000 Omnicell, Inc. (a) ............... 17,580,000
320,000 Outset Medical, Inc. (a) .......... 13,107,200
285,647 Pacira BioSciences, Inc. (a) ........ 16,838,891
165,000 Palomar Holdings, Inc. (a) ........ 13,435,950
127,873 Paycom Software, Inc. (a) ......... 51,149,200
85,000 Penumbra, Inc. (a) .............. 22,629,550
355,000 Prestige Consumer Healthcare, Inc. (a) 18,655,250
225,000 Prosperity Bancshares, Inc. ........ 15,342,750
275,000 Pulmonx Corp. (a) .............. 10,906,500
1,700,000 Pure Storage, Inc. - Class A (a) ..... 33,184,000
3,304,860 PureTech Health Plc (a) .......... 14,768,924
409,737 Q2 Holdings, Inc. (a) ............ 42,329,929
115,000 Qualys, Inc. (a) ................ 11,679,400
24,332 Reata Pharmaceuticals, Inc. - Class
A (a) .................... 3,049,043
95,047 Rubius Therapeutics, Inc. (a) ....... 2,042,560
450,000 SailPoint Technologies Holding,
Inc. (a) ................... 22,495,500
885,000 Sally Beauty Holdings, Inc. (a) ..... 16,744,200
300,000 Selective Insurance Group, Inc. .... 24,405,000

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
335,000 Sensient Technologies Corp. ....... $ 29,205,300
40,000 Shake Shack, Inc. - Class A (a) ..... 4,021,600
83,304 Shockwave Medical, Inc. (a) ....... 15,161,328
1,070,000 Simply Good Foods Co. (The) (a) ... 40,103,600
94,163 Splunk, Inc. (a) ................ 13,369,263
122,128 Sprout Social, Inc. - Class A (a) ..... 10,849,852
733,245 SS&C Technologies Holdings, Inc. .. 57,479,076
382,425 STAAR Surgical Co. (a) .......... 48,919,806
130,000 Standex International Corp. ....... 11,960,000
446,275 STERIS Plc ................... 97,265,636
179,785 Stock Yards Bancorp, Inc. ......... 8,564,957
247,050 Stratasys Ltd. (a) ................ 4,876,767
780,000 Sumo Logic, Inc. (a) ............. 16,107,000
248,467 Synopsys, Inc. (a) ............... 71,556,011
119,491 Tabula Rasa HealthCare, Inc. (a) .... 5,133,333
345,000 Tactile Systems Technology, Inc. (a) .. 16,898,100
230,584 Teladoc Health, Inc. (a) .......... 34,230,195
170,413 Teleflex, Inc. .................. 67,727,239
625,000 Tenable Holdings, Inc. (a) ......... 26,750,000
98,380 Tesla, Inc. (a) .................. 67,606,736
45,000 Transcat, Inc. (a) ................ 2,873,250
345,000 TreeHouse Foods, Inc. (a) ......... 15,318,000
665,770 TriMas Corp. (a) ............... 21,783,994
234,121 Trupanion, Inc. (a) .............. 26,928,597
275,000 UMB Financial Corp. ........... 25,740,000
889,986 Upwork, Inc. (a) ................ 46,092,375
1,955,130 US Foods Holding Corp. (a) ....... 67,139,164
490,000 Utz Brands, Inc. ............... 11,093,600
300,000 Vapotherm, Inc. (a) ............. 7,758,000
91,457 Varex Imaging Corp. (a) .......... 2,496,776
345,580 Veeco Instruments, Inc. (a) ........ 8,017,456
310,000 Veracyte, Inc. (a) ............... 13,813,600
282,125 Verastem, Inc. (a) ............... 911,264
2,631,314 ViewRay, Inc. (a) ............... 17,471,925
150,000 Washington Trust Bancorp, Inc. .... 7,312,500
88,181 Wayfair, Inc. - Class A (a) ......... 21,283,366
371,275 WEX, Inc. (a) ................. 70,442,006
155,000 Wingstop, Inc. ................ 26,553,050
775,000 Wolverine World Wide, Inc. ...... 25,993,500
195,000 Workiva, Inc. (a) ............... 25,305,150
670,780 Wyndham Hotels & Resorts, Inc. ... 48,336,407
1,625,000 Yext, Inc. (a) ................... 21,173,750
111,597 Zillow Group, Inc. - Class A (a) .... 11,955,387
444,250 Zillow Group, Inc. - Class C (a) .... 47,206,005
277,561 Zogenix, Inc. (a) ................ 4,499,264
649,312 Zuora, Inc. - Class A (a) .......... 11,226,604
4,236,992,830
VIETNAM — 0 .0%
794,673 PetroVietnam Drilling & Well Services
JSC (a) ................... 628,330
Shares Value
VIETNAM (continued)
563,790 Vietnam National Petroleum Group . $ 1,259,962
1,888,292
Total Common Stocks
(Cost $5,751,224,412)
8,104,687,963
RIGHTS/WARRANTS — 0.0%
UNITED STATES — 0 .0%
146,063 Aduro Biotech CVR Rights, Expire
12/31/21 (a) (c) ............. 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS — 11.2%
1,383,000 Consumer Staples Select Sector SPDR
Fund .................... 98,898,330
560,000 Invesco KBW Bank ETF ......... 35,224,000
789,890 iShares Core MSCI Europe ETF ... 46,026,890
456,925 iShares Core S&P Small-Cap ETF .. 50,380,551
49,805 iShares Russell 2000 ETF ......... 11,009,395
213,600 iShares Russell Mid-Cap Growth ETF 24,412,344
1,923,805 SPDR Euro STOXX 50 ETF ...... 90,476,549
853,900 SPDR S&P Bank ETF ........... 42,233,894
514,500 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 42,600,600
1,447,020 SPDR S&P Regional Banking ETF . 90,540,042
1,681,500 VanEck Vectors Junior Gold Miners
ETF .................... 77,063,145
238,000 Vanguard Consumer Staples ETF ... 44,149,000
640,000 Vanguard Energy ETF ........... 44,345,600
676,085 Vanguard FTSE Europe ETF ...... 46,318,583
201,830 Vanguard Mid-Cap ETF ......... 48,534,060
974,500 Vanguard Small-Cap Growth ETF .. 278,648,530
Total Exchange-Traded Funds
(Cost $897,054,484)
1,070,861,513
INVESTMENT COMPANY — 0.3%
24,023,343 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (d) ... 24,023,343
Total Investment Company
(Cost $24,023,343)
24,023,343

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Shares Value
CASH SWEEP — 3.3%
318,781,764 Citibank - US Dollars on Deposit in
Custody Account , 0 .03% (d) ... $ 318,781,764
Total Cash Sweep
(Cost $318,781,764)
318,781,764
TOTAL INVESTMENTS — 99.9%
(Cost $6,991,084,003)
$ 9,518,354,583
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
8,413,642
NET ASSETS — 100.0%
$ 9,526,768,225
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $5,848,384 which is 0.06% of net assets and the cost is $5,803,780.
(d) The rate shown represents the current yield as of July 31, 2021.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange -Traded Fund
FOR — Foreign Ownership Restrictions
FTSE — Financial Times Stock Exchange Group
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0 .4%
Australia .................................... 1 .6
Austria ..................................... 0 .1
Belgium .................................... 0 .2
Bermuda .................................... 0 .4
Brazil ...................................... 0 .4
Canada ..................................... 2 .6
China ...................................... 3 .2
Costa Rica ................................... 0 .0 *
Denmark ................................... 1 .5
Finland ..................................... 0 .7
France ...................................... 0 .7
Germany .................................... 1 .7
Greece ..................................... 0 .1
Hong Kong .................................. 0 .6
Iceland ..................................... 0 .1
Country:
Percentage
of Net Assets
India ....................................... 0 .7%
Indonesia ................................... 0 .0 *
Ireland ..................................... 0 .2
Israel ....................................... 2 .4
Italy ....................................... 0 .4
Japan ...................................... 6 .0
Jersey Channel Islands .......................... 0 .4
Netherlands .................................. 1 .2
New Zealand ................................. 0 .5
Norway ..................................... 0 .2
Peru ....................................... 0 .0 *
Poland ..................................... 0 .2
Portugal .................................... 0 .0 *
Russia ...................................... 0 .6
Singapore ................................... 0 .1
South Africa ................................. 0 .2
South Korea ................................. 1 .1
Spain ...................................... 0 .3
Sweden ..................................... 1 .7
Switzerland .................................. 2 .3
Taiwan ..................................... 0 .9
Thailand .................................... 0 .4
Turkey ..................................... 0 .5
United Kingdom .............................. 6 .0
United States ................................. 44 .5
Vietnam .................................... 0 .0 *
Other ** ..................................... 14 .9
100 .0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.